Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 15,885	$ 14,310
Non-interest revenue	17,825	12,876
Total Revenue	33,710	27,186
Total provision for (recovery of) credit losses	313	20
Insurance claims, commissions and changes in policy benefit liabilities	(683)	1,399
Depreciation and amortization	1,480	1,565
Non-interest expense	14,714	13,944
Income Before Provision for Income Taxes	17,886	10,258
Provision for (recovery of) income taxes	4,349	2,504
Reported net income (loss)	13,537	7,754
Average assets	1,072,497	981,140
Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	502	525
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(189)	(505)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	7,449	6,561
Non-interest revenue	2,419	2,225
Total Revenue	9,868	8,786
Total provision for (recovery of) credit losses	341	377
Depreciation and amortization	516	486
Non-interest expense	3,833	3,482
Income Before Provision for Income Taxes	5,178	4,441
Provision for (recovery of) income taxes	1,352	1,153
Reported net income (loss)	3,826	3,288
Average assets	292,087	263,004
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	432	493
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(91)	(116)
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	5,037	4,268
Non-interest revenue	1,265	1,243
Total Revenue	6,302	5,511
Total provision for (recovery of) credit losses	17	(144)
Depreciation and amortization	424	475
Non-interest expense	2,619	2,338
Income Before Provision for Income Taxes	3,242	2,842
Provision for (recovery of) income taxes	745	666
Reported net income (loss)	2,497	2,176
Average assets	145,187	129,009
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	107	22
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(90)	(166)
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	1,188	982
Non-interest revenue	3,336	6,071
Total Revenue	4,524	7,053
Total provision for (recovery of) credit losses	(2)	(12)
Insurance claims, commissions and changes in policy benefit liabilities	(683)	1,399
Depreciation and amortization	258	323
Non-interest expense	3,306	3,520
Income Before Provision for Income Taxes	1,645	1,823
Provision for (recovery of) income taxes	394	441
Reported net income (loss)	1,251	1,382
Average assets	50,488	48,232
BMO WM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	2	4
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(4)	(16)
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	3,197	3,115
Non-interest revenue	2,975	3,011
Total Revenue	6,172	6,126
Total provision for (recovery of) credit losses	(43)	(194)
Depreciation and amortization	282	281
Non-interest expense	3,573	3,181
Income Before Provision for Income Taxes	2,360	2,858
Provision for (recovery of) income taxes	588	738
Reported net income (loss)	1,772	2,120
Average assets	404,728	372,475
BMO CM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(32)	11
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(11)	(205)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(986)	(616)
Non-interest revenue	7,830	326
Total Revenue	6,844	(290)
Total provision for (recovery of) credit losses		(7)
Non-interest expense	1,383	1,423
Income Before Provision for Income Taxes	5,461	(1,706)
Provision for (recovery of) income taxes	1,270	(494)
Reported net income (loss)	4,191	(1,212)
Average assets	180,007	168,420
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(7)	(5)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ 7	$ (2)